Trading portfolio	12 Months Ended
Dec. 31, 2018
Trading Portfolio
Trading portfolio

The notes included in this section focus on assets and liabilities the Barclays Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Group’s approach to managing market risk can be found on page 176.

12 Trading portfolio

Accounting for trading portfolio assets and liabilities

In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2018	2017	2018	2017
	£m	£m	£m	£m
Debt securities and other eligible bills	57,283	51,200	(25,394)	(29,045)
Equity securities	39,565	59,338	(12,488)	(8,306)
Traded loans	7,234	3,140	-	-
Commodities	105	82	-	-
Trading portfolio assets/(liabilities)	104,187	113,760	(37,882)	(37,351)